Land, Buildings And Equipment, Net (Components Of Land, Buildings And Equipment, Net) (Details) - USD ($) $ in Millions	May. 31, 2015	May. 25, 2014
Property, Plant and Equipment, Net [Abstract]
Land	$ 633.5	$ 659.7
Buildings	3,338.9	3,234.5
Equipment	1,439.1	1,378.4
Assets under capital leases	72.0	69.5
Construction in progress	36.9	89.1
Total land, buildings and equipment	5,520.4	5,431.2
Less accumulated depreciation and amortization	(2,277.7)	(2,027.0)
Less amortization associated with assets under capital leases	(26.9)	(23.2)
Land, buildings and equipment, net	$ 3,215.8	$ 3,381.0